Organization and Nature of Operation (Details)				1 Months Ended			12 Months Ended
	Dec. 19, 2016 USD ($)	Jul. 06, 2016 USD ($) shares	May 14, 2015 USD ($)	Nov. 19, 2018 CNY (¥)	Jan. 24, 2017 USD ($)	May 20, 2015 USD ($)	Dec. 31, 2018 USD ($) Customers shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Organization and Principal Activities (Textual)
Ordinary shares, issued | shares							25,288,003	23,758,817
Escrow shares | shares									2,666,667
Disbursed loan amount									$ 15,050,946
Number of customers | Customers							1
Jing Kai [Member]
Organization and Principal Activities (Textual)
Registered capital			$ 80,000,000
Ding Xin [Member]
Organization and Principal Activities (Textual)
Registered capital						$ 1,000,000
Ding Tai [Member]
Organization and Principal Activities (Textual)
Registered capital	$ 30,000,000
Xin Quan [Member]
Organization and Principal Activities (Textual)
Registered capital					$ 30,000,000
Xin Quan [Member] | Maximum [Member]
Organization and Principal Activities (Textual)
Registered capital							$ 50,000,000
Adrie Global Holdings Limited [Member]
Organization and Principal Activities (Textual)
All outstanding interests of Adrie for a purchase price		$ 200,000,000
Ordinary shares, issued | shares		20,000,000
Escrow shares | shares		8,000,000
Zhiyuan [Member]
Organization and Principal Activities (Textual)
Registered capital | ¥				¥ 30,000,000
Disbursed loan amount							$ 64,700,000
Number of customers | Customers							4
Zhiyuan [Member] | Ding Xin [Member]
Organization and Principal Activities (Textual)
Percentage of owned interest				99.00%
Zhiyuan [Member] | Third Party [Member]
Organization and Principal Activities (Textual)
Percentage of owned interest				1.00%
Zeshi [Member]
Organization and Principal Activities (Textual)
Registered capital | ¥				¥ 51,000,000
Zeshi [Member] | Ding Xin [Member]
Organization and Principal Activities (Textual)
Percentage of owned interest				1.96%
Zeshi [Member] | Ding Tai [Member]
Organization and Principal Activities (Textual)
Percentage of owned interest				98.04%